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TWEEDY, BROWNE GLOBAL VALUE FUND
Tweedy, Browne Global Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TWEEDY, BROWNE GLOBAL VALUE FUND TWEEDY, BROWNE GLOBAL VALUE FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TWEEDY, BROWNE GLOBAL VALUE FUND TWEEDY, BROWNE GLOBAL VALUE FUND
Management fees	1.25%	[1]
Distribution (12b-1) fees	none
Other expenses	0.11%
Acquired fund fees and expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.37%
[1]	Effective May 22, 2020, the Adviser entered into a voluntary fee waiver agreement with the Fund pursuant to which the Adviser has agreed to waive fees otherwise payable by the Fund whenever the average daily net assets ("ADNA") of the Fund exceed $6 billion. The Adviser will waive fees such that the advisory fee payable by the Fund to the Adviser will be 0.80% on ADNA over $6 billion and up to $7 billion, 0.70% on ADNA over $7 billion and up to $8 billion and 0.60% on ADNA over $8 billion. This arrangement will remain in place at least until July 31, 2021, and will continue from year to year thereafter at the Adviser's option, but may not be terminated prior to the close of business on July 31, 2021 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.
[2]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example	TWEEDY, BROWNE GLOBAL VALUE FUND TWEEDY, BROWNE GLOBAL VALUE FUND USD ($)
Expense Example, with Redemption, One Year	$ 139
Expense Example, with Redemption, Three Years	434
Expense Example, with Redemption, Five Years	750
Expense Example, with Redemption, Ten Years	$ 1,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2020, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Adviser” or “Tweedy, Browne”) believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value;
  low price-to-earnings ratio;
  low price-to-cash-flow ratio;
  above-average dividend yield;
  low price-to-sales ratio as compared to other companies in the same industry;
  low corporate leverage;
  low share price;
  purchases of a company’s own stock by the company’s officers and directors;
  company share repurchases;
  a stock price that has declined significantly from its previous high price; and/or small market capitalization.
The Fund invests primarily in equity securities of foreign issuers, but also invests, on a more limited basis, in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries, although the Fund will generally have some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. Where practicable, in light of operational and regulatory considerations, the Fund seeks to reduce currency risk by hedging its perceived foreign currency exposure back into the U.S. dollar (generally through the use of forward currency contracts) based on the Adviser’s judgment of such exposure after taking into account various factors, such as the sources of the portfolio companies’ earnings and the currencies in which their securities trade. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of developed countries. The Fund is not appropriate for investors primarily seeking income.
Principal Risks
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund. In addition to the risks generally applicable to the Fund set forth in the Prospectus and SAI, investing in the Fund will in particular involve the following risks:

Equity Security Risk.  The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

Value Investing Risk.  The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer.

There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective.

Risk of Loss.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.

Foreign Securities.  The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  lower trading volume and/or liquidity
  delayed settlements
  difficulty in enforcing obligations and contractual and other rights in foreign countries less securities regulation
  different tax provisions (including withholding on interest and dividends paid to the Fund)
  less well-established contract law
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability and diplomatic developments.
The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities in which it is invested, and, to the degree not hedged, the foreign currencies in which its investments are denominated. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment.

In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks relating to a novel strain of the coronavirus (COVID-19), the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the U.S. or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging countries.

Eurozone Investment Risks.  A number of countries in the European Union (the “EU”) have experienced, and may continue to experience, severe economic and financial difficulties, increasing the risk of investing in the European markets. Pursuant to an agreement setting out the terms on which the United Kingdom will leave the European Union (“Brexit”), the United Kingdom formally withdrew from the EU, effective January 31, 2020, and entered into an 11-month transition period. During this transition period, the United Kingdom is expected to renegotiate its political and economic relationships with the EU and other countries. As a result of the original referendum and other geopolitical developments leading to Brexit, the financial markets experienced increased levels of volatility and it is likely that, in the near term, Brexit will continue to bring about higher levels of uncertainty and volatility. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased market and currency volatility (including volatility of the value of the British pound sterling relative to the United States dollar and other currencies and volatility in global currency markets generally), and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. In addition, certain European countries have recently experienced negative interest rates on certain fixed-income instruments. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on the Fund’s investments in such countries, other countries that depend on EU countries for significant amounts of trade or investment, or issuers with exposure to debt issued by certain EU countries.

Small- and Mid-Cap Companies.  The Fund invests in small- and mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Emerging Markets Risk.  In addition to the risks relating to foreign securities, securities of issuers located in emerging markets may entail risks relating to expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. Emerging markets countries may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may result in there being little financial information available about emerging market issuers. Additionally, governments in emerging markets countries may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative.

Currency Hedging Risk.  The Fund’s practice of hedging perceived currency risk in foreign securities where practicable tends to make the Fund underperform a similar unhedged portfolio when the dollar is losing value against the local currencies in which the Funds’ and the portfolio’s investments are denominated. Conversely, the Fund’s practice of hedging perceived currency risk in foreign securities tends to make the Fund outperform a similar unhedged portfolio when the dollar is gaining in value against the local currencies in which the Fund’s and the portfolio’s investments are denominated. Because the Fund’s currency hedging techniques involve the use of derivative instruments such as forward currency contracts, the Fund is also subject to the risk of possible default by the other party to those instruments. The use of currency hedging techniques may impose costs on the Fund.

Coronavirus and Global Health Events.  An outbreak of infectious respiratory illness caused by a novel coronavirus known as “COVID-19” was first detected in China in December 2019 and has now been detected globally. The current economic situation resulting from the unprecedented measures taken around the world to combat the spread of COVID-19 may continue to contribute to severe market disruptions, volatility and reduced economic activity. Furthermore, measures taken to battle COVID-19 may have long-term negative effects on the U.S. and worldwide financial markets and economies and may cause further economic uncertainties in the United States and worldwide. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the effects of these or similar events in the future on the U.S. economy and financial markets. These events could have a significant impact on the Fund’s performance, net asset value, income, operating results and ability to pay distributions, as well as the performance, income, operating results and viability of issuers in which it invests.

Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.
Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Updated performance information for the Fund is available at www.tweedy.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Global Value Fund Calendar Year Total Returns(1)

(1) The 2020 year-to-date return for the Global Value Fund through June 30, 2020 was (13.58)%.

As of December 31, 2019
Best Quarterly Return (10 year period)	8.88% (1st Quarter, 2012)

Best Quarterly Return (since inception)	21.77% (2nd Quarter, 2009)

Worst Quarterly Return (10 year period)	(12.55)% (3rd Quarter, 2011)

Worst Quarterly Return (since inception)	(18.03)% (4th Quarter, 2008)

Average Annual Total Return for Periods Ended December 31, 2019
Average Annual Total Returns - TWEEDY, BROWNE GLOBAL VALUE FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
TWEEDY, BROWNE GLOBAL VALUE FUND	14.63%	5.15%	7.26%	9.02%	Jun. 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | Return after Taxes on Distributions	14.29%	4.37%	6.51%	8.01%	Jun. 15, 1993
TWEEDY, BROWNE GLOBAL VALUE FUND | Return after Taxes on Distributions and Sale of Fund Shares	9.19%	4.01%	5.97%	7.64%	Jun. 15, 1993
MSCI EAFE Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)	24.64%	8.13%	8.00%	6.30%	Jun. 15, 1993
MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	22.01%	5.67%	5.50%	5.36%	Jun. 15, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.